Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
8. Goodwill and Intangible Assets
Goodwill consisted of the following:

	Nine Months Ended September 30, 2020	Year Ended December 31, 2019

Beginning Balance as of January 1	$193,877	$127,268
Goodwill acquired (Note 7)	—	66,609

Ending Balance	$193,877	$193,877

Identified intangible assets consisted of the following:

	Gross Amount	Accumulated Amortization	Carrying Value	Weighted Average Remaining Life
December 31, 2019
Customer relationships	$38,782	$(7,416)	$31,366	8.0
Contractor relationships	535	(165)	370	9.0
Trade name	300	(4)	296	6.9
Technology	37,063	(5,560)	31,503	8.5

	$76,680	$(13,145)	$63,535

	Gross Amount	Accumulated Amortization	Carrying Value	Weighted Average Remaining Life
September 30, 2020
Customer relationships	$38,782	$(10,390)	$28,392	7.3
Contractor relationships	535	(195)	340	8.3
Trade name	300	(38)	262	6.1
Technology	37,063	(8,339)	28,724	7.8

	$76,680	$(18,962)	$57,718

Amortization expense related to intangible assets for the nine months ended September 30, 2020 was $5,817. Amortization expense related to intangible assets for the nine months ended September 30, 2019 was $4,305. Estimated future amortization expense of the identified intangible assets as of September 30, 2020, is as follows:

2020	$1,938
2021	7,755
2022	7,755
2023	7,755
2024	7,755
Thereafter	24,760

13. Goodwill and Intangible Assets
Goodwill consisted of the following:

	December 31,
	2018	2019
Beginning Balance as of January 1	$32,909	$127,268
Goodwill acquired (Note 8)	94,359	66,609

Ending Balance	$127,268	$193,877
Identified intangible assets consisted of the following:

	Gross Amount	Accumulated Amortization	Carrying Value	Weighted Average Remaining Life
December 31, 2018
Customer relationships	$24,947	$(5,177)	$19,770	9.9
Contractor relationships	535	(123)	412	10.0
Trade name	—	—	—	—
Technology	37,063	(1,853)	35,210	9.5

	$62,545	$(7,153)	$55,392

	Gross Amount	Accumulated Amortization	Carrying Value	Weighted Average Remaining Life
December 31, 2019
Customer relationships	$38,782	$(7,416)	$31,366	8.0
Contractor relationships	535	(165)	370	9.0
Trade name	300	(4)	296	6.9
Technology	37,063	(5,560)	31,503	8.5

	$76,680	$(13,145)	$63,535

The increase in gross amount of customer relationships and trade name for the year ended December 31, 2019 are related to the acquisition of Aligned (see Note 8). Amortization expense related to intangible assets for the years ended December 31, 2018 and 2019 was $3,727 and $5,992, respectively.
Estimated future amortization expense of the identified intangible assets as of December 31, 2019, is as follows:

2020	$7,755
2021	7,755
2022	7,755
2023	7,755
2024	7,755
Thereafter	24,760